INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2020	2019
Corporate Bonds
Balance at start of the year	12,753	13,245
Disposals during the year	—	(583)
Additions during the year	1,287	2,281
Unrealized gain/(loss) recorded in other comprehensive income	279	(9)
Accumulated other-than-temporary impairment*	(4,888)	(2,181)
Balance at end of the year	9,431	12,753

	2020	2019
Shares
Balance at start of the year	61,326	73,929
Disposals during the year	(23,661)	(82,783)
Unrealized gain /(loss)*	(22,428)	29,104
Realized gain/(loss)*	4,864	40,777
FX gain/(loss)	(727)	299
Balance at the end of year	19,374	61,326

Total Investment in Debt and Equity Securities	28,805	74,079

Equity Securities pledged to creditors	9,006	43,775

*Balances included in "Gain on investments in debt and equity securities" in the Consolidated Statements of Operations.

Corporate Bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2020			Year ended December 31, 2019
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	511	4,643	4,132	558	4,690
Oro Negro 7.5%	—	—	—	5,705	—	5,705
Oro Negro 12%	—	—	—	2,281	77	2,358
NT Rig Holdco 12%	3,567	404	3,971	—	—	—
NT Rig Holdco 7.5%	817	—	817	—	—	—
Total corporate bonds	8,516	915	9,431	12,118	635	12,753

NorAm Drilling Company AS ("NorAm Drilling")

During the year ended December 31, 2020, the Company recognized an unrealized gain of $0.0 million in Other Comprehensive Income (2019: $0.1 million; 2018: $0.2 million).

In the year ended December 31, 2019, the Company redeemed $0.6 million of bonds recognizing no gain or loss.

Oro Negro Drilling Pte. Ltd ("Oro Negro") and NT Rig Holdco ("NT Rig Holdco")

During the year ended December 31, 2020, the existing Oro Negro 12% Bonds and Oro Negro 7.5% Bonds were restructured by the issuer thereby resulting in the recognition of NT Rig Holdco Liquidity 12% Bonds and NT Rig Holdco 7.5% Bonds, and redemption of all the Oro Negro 12% Bonds and a substantial proportion of the Oro Negro 7.5% Bonds. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.1 million previously recognized in the Consolidated Statement of Operations in respect of the Oro Negro 12% Bonds was reversed. The Company also acquired an additional $1.3 million of the NT Rig Holdco Liquidity 12% Bonds in the year ended December 31, 2020.

In the year ended December 31, 2020, the Company recognized an unrealized gain of $0.4 million in respect of the NT Rig Holdco 12% Bonds and an unrealized gain of $0.0 million in respect of the NT Rig Holdco 7.5% Bonds. An impairment loss of $4.3 million was recorded in the Consolidated Statement of Operations in relation to the NT Rig Holdco 7.5% Bonds.

In the year ended December 31, 2019, the Company acquired $2.3 million of 12% Super Senior Callable Liquidity Bonds from Oro Negro with a face value of $2.3 million. During the year ended December 31, 2019, the Company recognized an unrealized gain of $0.1 million (2018: $0.0 million) in respect of these bonds.

During the year ended December 31, 2020, the Company recognized an unrealized gain of $0.0 million in Other Comprehensive Income (2019: loss $0.2 million; 2018: gain $0.2 million) on the 7.5% Oro Negro bonds. In the year ended December 31, 2020 it was determined that the bonds were other-than-temporarily impaired and an aggregate impairment loss of $0.6 million was recorded in the Consolidated Statement of Operations (2019: $2.2 million; 2018: $0.0 million).

Shares

Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2020	2019
Frontline*	9,007	43,775
NorAm Drilling	1,484	4,326
ADS Maritime Holding (formally ADS Crude Carriers)	8,883	13,225
Total shares	19,374	61,326

*As at December 31, 2020, the carrying value of the shares held in Frontline pledged to creditors is $9.0 million (2019: $43.8 million).
Frontline Shares

As of December 31, 2020 the Company held approximately 1.4 million shares (2019: 3.4 million shares) in Frontline (see Note 24: Related Party Transactions). During the year ended December 31, 2020, the Company sold approximately 2.0 million shares (2019: 7.6 million shares) in Frontline for total proceeds of $21.1 million (2019: $23.7 million) and recorded realized gains of $2.3 million (2019: $40.8 million) in the statement of operations in respect of the sales.

In December 2019 the Company sold 3.4 million shares subject to a repurchase agreement and as at December 31, 2019, the Company had a forward contract to purchase the approximately 3.4 million shares on June 30, 2020 for $36.8 million. During the year ended December 31, 2020, the Company repurchased approximately 2.0 million shares in Frontline. In June 2020, the Company rolled forward the forward contract related to the remaining approximately 1.4 million shares until September of 2020 at a purchase price of $16.1 million including deemed interest. In September 2020, the Company rolled forward the forward contract related to 1.4 million shares until January of 2021, and has subsequently been rolled over to April 2021, at a repurchase price of $16.2 million including deemed interest. These transactions have been accounted for as secured borrowing, with the shares retained in 'Marketable Securities pledged to creditors' and a liability recorded at December 31, 2020 within debt for $15.6 million (2019: $36.8 million). (See also Note 20: Short-Term and Long-Term Debt).

In the year ended December 31, 2020, the Company recognized a fair value adjustment loss of $16.0 million (2019: gain $25.0 million; 2018: gain $10.3 million) in the Statement of Operations.

NorAm Drilling

As of December 31, 2020 and 2019 the Company held approximately 1.3 million shares in NorAm Drilling which traded in the Norwegian Over the Counter market ("OTC"). The Company recognized a mark to market loss of $2.5 million (2019: gain $0.4 million, 2018: gain $1.0 million) in the Statement of Operations in the year ended December 31, 2020, together with a foreign exchange loss of $0.3 million (2019: $0.0 million; 2018: $0.2 million) in Other Financial Items in the Statement of Operations. (See also Note 24: Related Party Transactions).

ADS Maritime Holding

As of December 31, 2020 and 2019 the Company held approximately 4.0 million shares in ADS Maritime Holding. The Company had acquired all of the shares in ADS Maritime Holding for $10 million in 2018. (See also Note 24: Related Party Transactions). In the year ended December 31, 2020, the Company recognized a mark to market loss of $3.9 million (2019: gain $3.7 million; 2018: loss $0.8 million) in the Statement of Operations, along with a foreign exchange loss of $0.4 million (2019: gain $0.3 million; 2018: gain $0.0 million) in Other Financial Items in the Statement of Operations.

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately$0.8 million. (See Note 29: Subsequent Events).

Solstad Offshore ASA

During the year ended December 31, 2020, the Company received 4.4 million shares in Solstad Offshore ASA as part of a debt restructuring agreement, along side a cash compensation of NOK10 million ($1.1 million). The shares were subsequently sold by the Company and a gain of $2.6 million was recorded in connection with the sale of the shares in the Statement of Operations in the year ended December 31, 2020. (See also Note 10: Other Financial Items).